NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 4) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
Net operating loss	$ 916,586	$ 908,653	$ 753,258
Valuation allowance	(916,586)	(908,653)	(753,258)
Net deferred Tax asset	$ 0	$ 0	$ 0